Capital Link

NextGen Vehicles & Technology ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Belgium — 1.2%
Umicore	2,002	$131,729

Canada — 3.1%
First Quantum Minerals	7,059	146,805
Linamar	1,360	76,930
Magna International	1,718	135,453
		359,188
Chile — 1.1%
Sociedad Quimica y Minera de Chile ADR	2,406	125,473

China — 4.8%
Baidu ADR*	1,793	281,537
NIO ADR*	2,285	89,823
NXP Semiconductors	846	182,000
		553,360
France — 5.2%
Airbus*	2,041	278,757
Faurecia	1,276	61,516
Renault*	4,223	156,780
Valeo	3,422	97,272
		594,325
Germany — 10.3%
Continental*	2,125	285,514
Daimler(A)	4,448	375,003
Infineon Technologies	5,095	216,910
Siemens	1,807	300,424
		1,177,851
Hong Kong — 7.9%
BAIC Motor, Cl H	158,000	57,696
BYD, Cl H	7,000	237,073
Geely Automobile Holdings	34,000	122,844
Great Wall Motor, Cl H	29,000	133,490
Guangzhou Automobile Group, Cl H	122,000	122,826
MMG*	140,000	67,864
Sinotruk Hong Kong	35,000	68,944
Zijin Mining Group, Cl H	70,000	99,725
		910,462
Japan — 22.1%
Denso	4,300	301,775
Honda Motor	13,600	413,719
Nidec	3,300	379,083
Panasonic	18,300	218,547
Renesas Electronics*	7,300	79,007
Rohm	700	67,668
Sumitomo Chemical	13,200	67,045
Sumitomo Metal Mining	2,400	92,278
TDK	900	94,784
Toray Industries	15,600	105,335
Toyota Motor	4,800	419,093
Toyota Tsusho	2,300	101,852
Yaskawa Electric	4,100	200,783
		2,540,969
Russia — 1.2%
Yandex, Cl A*	1,798	138,266

South Korea — 6.4%
Hyundai Mobis	703	168,254
Hyundai Motor	920	168,614
Kia	1,742	127,858
Samsung Electro-Mechanics	596	94,840
Samsung SDI	264	180,562
		740,128
Sweden — 1.9%
Autoliv	675	59,663
Veoneer*	4,365	156,267
		215,930
Switzerland — 5.3%
ABB	11,282	417,756
STMicroelectronics	4,408	196,066
		613,822
United States — 29.3%
Communication Services— 4.3%
Alphabet, Cl A*	171	494,866

Consumer Discretionary— 7.0%
Aptiv PLC*	1,178	179,280
Luminar Technologies, Cl A(A) *	4,732	82,242
Tesla*	735	540,754
		802,276

Description	Shares/ Face Amount	Fair Value
Information Technology— 16.4%
Advanced Micro Devices*	2,718	$300,937
Ambarella*	920	95,284
Intel	6,564	354,850
Marvell Technology	2,864	175,248
MaxLinear, Cl A*	2,749	143,580
NVIDIA	1,924	430,688
ON Semiconductor*	2,678	118,796
Skyworks Solutions	1,446	265,283
		1,884,666
Materials— 1.6%
Albemarle	465	110,084
FMC	855	80,054
		190,138
		3,371,946

Total Common Stock
(Cost $9,013,264)		11,473,449

MONEY MARKET — 0.1%
JPMorgan U.S. Government Money Market Fund, Class I, 0.01%(B)	7,562	7,562

Total Money Market (Cost $7,562)		7,562
REPURCHASE AGREEMENT (C)(D) — 0.7%
Daiwa Capital Markets
0.050%, dated 8/31/2021 to be repurchased on 09/01/2021, repurchase price $76,421 (collateralized by U.S. Government Obligations, ranging in par value $0 - $10,337, 0.000% - 7.000%, 12/09/2021 - 09/01/2051, with a total market value of $77,949)	$76,421	76,421

Total Repurchase Agreement
(Cost $76,421)		76,421

Total Investments - 100.6%
(Cost $9,097,247)		$11,557,432

Percentages are based on Net Assets of $11,494,146.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $431,683.
(B)	The rate reported is the 7-day effective yield as of August 31, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $76,421.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,473,449	$—	$—	$11,473,449
Money Market	7,562	—	—	7,562
Repurchase Agreement	—	76,421	—	76,421
Total Investments in Securities	$11,481,011	$76,421	$—	$11,557,432

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-002-0800